SHARE-BASED COMPENSATION - Share-based Payment Arrangement, Restricted Stock Unit, Activity (Details) - Restricted Stock Units (RSUs) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of RSUs outstanding
Outstanding at beginning of period (in shares)	1,582,803
Granted (in shares)	129,186
Vested (in shares)	(624,869)
Forfeited (in shares)	(136,532)
Outstanding at end of period (in shares)	950,588	1,582,803
Weighted-average ordinary fair value per share at grant date
Outstanding at beginning of period (in USD per share)	$ 5.73
Granted (in USD per share)	6.16	$ 4.27	$ 9.67
Vested (in USD per share)	6.95
Forfeited (in USD per share)	5.85
Outstanding at end of period (in USD per share)	$ 4.97	$ 5.73